Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
VAT receivable	$ 73,784	$ 101,353
Prepaid expenses	34,802
Other assets	5,514
Total	$ 114,100	$ 101,353